UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2017 (Unaudited)

Deutsche Mid Cap Growth Fund

	Shares	Value ($)
Common Stocks 96.1%
Consumer Discretionary 20.7%
Auto Components 0.6%
Tenneco, Inc.	35,710	2,065,109
Diversified Consumer Services 1.0%
ServiceMaster Global Holdings, Inc.*	86,048	3,372,221
Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc.	84,808	5,245,375
Household Durables 7.1%
Mohawk Industries, Inc.*	26,124	6,313,910
Newell Brands, Inc.	113,458	6,083,618
Toll Brothers, Inc.	141,010	5,571,305
Whirlpool Corp.	27,194	5,210,914
		23,179,747
Leisure Products 1.1%
Polaris Industries, Inc. (a)	39,024	3,599,184
Media 1.4%
Cinemark Holdings, Inc.	119,587	4,645,955
Specialty Retail 5.4%
Advance Auto Parts, Inc.	15,721	1,832,911
Burlington Stores, Inc.*	32,178	2,960,054
Ross Stores, Inc.	115,752	6,682,363
Ulta Salon, Cosmetics & Fragrance, Inc.*	22,299	6,407,395
		17,882,723
Textiles, Apparel & Luxury Goods 2.5%
Carter's, Inc.	44,251	3,936,127
Hanesbrands, Inc.	187,745	4,348,174
		8,284,301
Consumer Staples 5.8%
Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	20,972	2,246,311
Food Products 2.1%
Hain Celestial Group, Inc.*	66,692	2,588,983
McCormick & Co., Inc.	44,600	4,348,946
		6,937,929
Household Products 3.0%
Church & Dwight Co., Inc.	92,276	4,787,279
Spectrum Brands Holdings, Inc. (a)	40,129	5,017,730
		9,805,009
Energy 3.2%
Energy Equipment & Services 1.8%
Core Laboratories NV (a)	21,382	2,165,355
RPC, Inc. (a)	175,877	3,554,474
		5,719,829
Oil, Gas & Consumable Fuels 1.4%
Diamondback Energy, Inc.*	22,100	1,962,701
Matador Resources Co.*	125,386	2,679,499
		4,642,200
Financials 5.1%
Banks 1.0%
SVB Financial Group*	19,427	3,415,072
Capital Markets 1.6%
Affiliated Managers Group, Inc.	15,215	2,523,560
Lazard Ltd. "A"	61,414	2,845,311
		5,368,871
Insurance 2.5%
Aon PLC	40,608	5,398,833
Progressive Corp.	61,707	2,720,662
		8,119,495
Health Care 13.3%
Biotechnology 3.9%
Alkermes PLC*	52,829	3,062,497
BioMarin Pharmaceutical, Inc.*	45,754	4,155,378
Incyte Corp.*	30,285	3,813,185
Neurocrine Biosciences, Inc.*	42,010	1,932,460
		12,963,520
Health Care Equipment & Supplies 1.3%
C.R. Bard, Inc.	13,931	4,403,728
Health Care Providers & Services 6.2%
AmerisourceBergen Corp.	41,474	3,920,537
Centene Corp.*	96,491	7,707,701
Henry Schein, Inc.*	28,949	5,298,246
Universal Health Services, Inc. "B"	29,236	3,569,131
		20,495,615
Life Sciences Tools & Services 1.1%
Quintiles Transnational Holdings, Inc.*	38,860	3,477,970
Pharmaceuticals 0.8%
Avadel Pharmaceuticals PLC (ADR)*	231,349	2,551,780
Industrials 14.1%
Aerospace & Defense 1.5%
TransDigm Group, Inc.	17,891	4,810,353
Airlines 1.0%
JetBlue Airways Corp.*	146,118	3,335,874
Building Products 4.3%
A.O. Smith Corp.	89,736	5,054,829
Allegion PLC	45,227	3,668,814
Fortune Brands Home & Security, Inc.	84,912	5,539,659
		14,263,302
Machinery 5.0%
IDEX Corp.	37,968	4,290,764
Parker-Hannifin Corp.	25,903	4,139,817
WABCO Holdings, Inc.*	37,713	4,808,785
Welbilt, Inc.*	168,394	3,174,227
		16,413,593
Trading Companies & Distributors 2.3%
Rush Enterprises, Inc. "A"*	113,908	4,235,099
United Rentals, Inc.*	31,398	3,538,869
		7,773,968
Information Technology 24.8%
Communications Equipment 1.1%
Palo Alto Networks, Inc.*	26,507	3,546,902
Electronic Equipment, Instruments & Components 5.6%
Amphenol Corp. "A"	88,926	6,564,517
Cognex Corp.	76,278	6,476,002
IPG Photonics Corp.*	36,671	5,320,962
		18,361,481
Internet Software & Services 2.1%
CoStar Group, Inc.*	26,233	6,915,019
IT Services 5.4%
Broadridge Financial Solutions, Inc.	75,744	5,723,217
Euronet Worldwide, Inc.*	47,339	4,136,008
Global Payments, Inc.	50,888	4,596,204
MAXIMUS, Inc.	18,449	1,155,461
WEX, Inc.*	22,540	2,350,246
		17,961,136
Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	115,597	4,775,312
Lam Research Corp.	50,679	7,167,531
NVIDIA Corp.	40,814	5,900,072
		17,842,915
Software 5.2%
Electronic Arts, Inc.*	74,328	7,857,956
Intuit, Inc.	33,290	4,421,245
Tyler Technologies, Inc.*	27,552	4,840,060
		17,119,261
Materials 3.9%
Chemicals 1.3%
Huntsman Corp.	171,594	4,433,989
Construction Materials 1.7%
Eagle Materials, Inc.	59,547	5,503,334
Containers & Packaging 0.9%
Berry Global Group, Inc.*	52,706	3,004,769
Real Estate 5.2%
Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	38,655	4,755,338
Crown Castle International Corp.	49,038	4,912,627
Digital Realty Trust, Inc.	38,243	4,319,547
SBA Communications Corp. *	24,456	3,299,114
		17,286,626
Total Common Stocks (Cost $224,434,337)		316,994,466
Securities Lending Collateral 2.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (b) (c) (Cost $9,425,824)	9,425,824	9,425,824
Cash Equivalents 4.0%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $13,329,359)	13,329,359	13,329,359
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $247,189,520) †	103.0	339,749,649
Other Assets and Liabilities, Net	(3.0)	(9,927,879)
Net Assets	100.0	329,821,770

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $248,362,290. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $91,387,359. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $95,929,433 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,542,074.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $9,278,029, which is 2.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$316,994,466	$—	$—	$316,994,466
Short-Term Investments (d)	22,755,183	—	—	22,755,183
Total	$339,749,649	$—	$—	$339,749,649

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017